American AAdvantage Funds - PlanAhead Class
 Supplement dated June 13, 1997 to the Prospectus dated March 1,
                              1997

1.On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter,
  Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. As of that date, Morgan Stanley Asset Management Inc., an investment adviser to the American AAdvantage International Equity Fund, became a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

2.Add the following sentence at the end of the last paragraph on page 27: Shares purchased through financial intermediaries may be subject to transaction fees.

3.Add the following sentence at the end of the second paragraph on page 29: Shares redeemed through financial intermediaries may be subject to transaction fees.


         American AAdvantage Funds - Institutional Class
 Supplement dated June 13, 1997 to the Prospectus dated March 1,
                              1997

1.On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter,
  Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. As of that date, Morgan Stanley Asset Management Inc., an investment adviser to the American AAdvantage International Equity Fund, became a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

2.Replace "U.S. Treasury Money Market Portfolio" with "U.S.
  Government Money Market Portfolio" on the 5th line of the first bullet point on page 20.

3.Add the following sentence at the end of the first paragraph under "Purchasing Shares of the Trust" on page 25:
  Shares purchased through financial intermediaries may be subject to transaction fees.

4.Add the following sentence at the end of the second line on page 27, under "Redemption of Shares":
  Shares redeemed through financial intermediaries may be subject to transaction fees.


              American AAdvantage Funds - AMR Class
 Supplement dated June 13, 1997 to the Prospectus dated March 1,
                              1997

   On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter,
Discover & Co. merged to form Morgan Stanley, Dean Witter,
Discover & Co.  As of that date, Morgan Stanley Asset Management
Inc., an investment adviser to the American AAdvantage
International Equity Fund, became a subsidiary of Morgan Stanley,
Dean Witter, Discover & Co.